Investments in joint ventures and joint operations - Joint operations additional information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022 compound	Dec. 31, 2021 GBP (£) compound	Nov. 14, 2022	May 05, 2020
Evotec AG
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	40.00%	50.00%
Number of novel compounds under joint operations | compound		3	3
Evotec AG | Minimum
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation reduction due to future stages of development		10.00%
SRI International (SRI)
Disclosure of joint operations [line items]
Termination expense from joint operations			£ 0
Proportion of ownership interest of novel compounds in joint operation under agreement					50.00%
Impairment of assets			0
EQRx Inc. (EQRx)
Disclosure of joint operations [line items]
Payments from joint operations			£ 16,253,000
MD Anderson
Disclosure of joint operations [line items]
Target cost-sharing ratio				50.00%